[FRONT COVER]

                             STATE STREET RESEARCH
                                   GROWTH FUND

SEMIANNUAL REPORT
June 30, 1997

WHAT'S INSIDE

Investment Update
About the Fund, economy
and markets

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

[DALBAR Key Honors Logo]
DALBAR KEY HONORS
COMMITMENT TO:
INVESTORS
1996

For Excellence
in
Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
The Economy
[bullet] The U.S. economy was driven by strong growth with low inflation over the six months ended June 30, 1997. Consumer spending and confidence were on the rise, and wages began to accelerate slightly over the period.
[bullet] A strong dollar helped restrain inflation. The Federal Reserve Board found no need to raise short-term rates during the second quarter, thus stimulating the bond market. The Federal Reserve continues to focus on the strength in consumer demand and wage pressures in the labor market.
[bullet] Capital spending, particularly for computers and related equipment, continues steadily and producers' durable equipment remains strong. Production is expected to jump in the auto sector, where inventories have been lean.
The Markets
[bullet] The first six months of 1997 offered positive overall performance for both stocks and bonds. Without inflation pressure bond prices appreciated. The resulting rally drove down the yield of the benchmark 30-year Treasury bond below 7%.
[bullet] A short-term correction took a substantial bite out of the Dow Jones
         Industrial Average, which had topped 7000 in February and continued to slip until mid-March. By June 30, 1997, the Index had closed at 7672.79, representing a +38.54% gain over the previous 12 months.(1)
[bullet] The quarter ended June 30, 1997 was one of the best in history. For the second time in nearly 50 years, the S&P 500(1) had doubled in less than three years.

THE FUND
A Mid-Year Retrospective
[bullet] Against this historic backdrop, the Fund's Class A shares posted a +10.04% (does not reflect sales charge)(2) total return during the past three months. This stronger quarter followed a period of weakness and enabled the Fund to advance +5.59% by mid-year, not including sales charges.(3) The Fund narrowly outperformed the Russell 2000 Growth Index(1).
[bullet] The smaller capitalization stocks that helped the portfolio during the previous year have impaired it somewhat during the first six months of 1997, since the market's rise was dominated by large capitalization stocks. Over 35% of the stocks on the New York Stock Exchange and 52% of those on NASDAQ declined during the first quarter, but began to turn around by the end of the second quarter.
[bullet] An overweighting in technology stocks, especially semiconductors and large capitalization software companies, helped the Fund's performance. The weighting was reduced to 27% by June 30 and some of the assets were redirected to the financial services sector. We continued to decrease our exposure to energy stocks.
[bullet] Pharmaceuticals and drug companies became expensive relative to the market as a whole, but this sector interests us on a company-by-company basis.

Current strategy
[bullet] Our ongoing research continues to identify companies when the valuations, fundamentals, and management teams converge at the same time--regardless of market conditions.
[bullet] The Fund's management is adding market capitalization to the portfolio.
[bullet] Some catch-up is needed in the aggressive growth sector relative to the large-cap sector. The economic environment remains constructive and benign, in terms of its impact on the stock market, and therefore we expect opportunity in the months ahead.

June 30, 1997

(1)The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Dow Jones Industrial Average includes 30 widely traded common stocks and is a commonly used measure of stock performance. The Russell 2000 Growth Index includes 2,000 small-company stocks and is a commonly used measure of small-stock performance. The indices are unmanaged and do not take transaction charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2)+9.76% for Class B shares; +10.16% for Class C shares; +9.76% for Class D shares.

(3)+5.18% for Class B shares; +5.86% for Class C shares; +5.18% for Class D shares.

(4)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. During the periods prior to 1993 that shares of the Fund were not offered to the general public, the Fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the Fund's current, continuous public offering. Performance for a class includes periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

(5)Performance reflects up to maximum 4.5% "A" share front-end sales charge, or 5% "B" share or 1% "D" share contingent deferred, sales charges, where applicable.

(6)Cumulative total returns are not annualized, nor do they reflect sales charges, which, if reflected, would reduce performance.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.
--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 1997)
--------------------------------------------------------------------------------

SEC Average Annual Compound Rates of Return
(at maximum applicable sales charge)(4),(5)

            10 Years     5 Years     1 Year
            ----------   ---------   -------
Class A        +9.78%    +11.74%     -3.23%
--------     -------     -------     -------
Class B        +9.91%    +11.78%     -3.96%
--------     -------     -------     -------
Class C       +10.39%    +12.98%     +1.60%
--------     -------     -------     -------
Class D        +9.92%    +12.02%     -0.33%

Cumulative Total Returns
(do not reflect sales charge)(4),(6)


            10 Years     5 Years     1 Year
            ----------   ---------   -------
Class A     +166.27%     +82.44%     +1.33%
--------    --------     -------     ------
Class B     +157.15%     +76.20%     +0.58%
--------    --------     -------     ------
Class C     +168.71%     +84.12%     +1.60%
--------    --------     -------     ------
Class D     +157.43%     +76.39%     +0.58%

Top 10 Stock Positions
(by percentage of net assets)

[bulleted 1]
       Telefonos De Venezuela Communications company                       4.1%

[bulleted 2]
       HFS Hotel reservation service                                       4.0%

[bulleted 3]
       U.S. Office Products Business service company                       2.8%

[bulleted 4]
       Warner-Lambert Pharmaceutical company                               2.6%

[bulleted 5]
       Eli Lilly Pharmaceutical manufacturer                               2.5%

[bulleted 6]
       Gillette Personal care company                                      2.5%

[bulleted 7]
       Pfizer Pharmaceutical company                                       2.5%

[bulleted 8]
       Republic Industries Waste management company                        2.3%

[bulleted 9]
       Thermo Electron Electronic equipment                                2.3%

[bulleted 10]
       Citicorp Nation's largest bank                                      2.1%


These securities represent an aggregate of 27.7% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.


Top 5 Industries
(by percentage of net assets)

Electronic Equipment            9.5%
Business Service                9.2%
Computer Software & Service     8.8%
Drug                            8.5%
Bank                            7.2%

Total: 43.2%

STATE STREET RESEARCH GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 1997 (Unaudited)

                                                        Value
                                           Shares      (Note 1)
                                          --------- -------------
COMMON STOCKS 101.0%
Basic Industries 0.4%
Metal & Mining 0.4%
Chicago Bridge & Iron Co.*   ............    46,300   $  1,024,388
                                                     -------------
Total Basic Industries    ........................       1,024,388
                                                      -------------
Consumer Cyclical 21.4%
Airline 3.0%
Ryanair Holdings PLC ADR*    ............     5,400        146,475
Trans World Airlines Inc.*   ............   318,800      2,689,875
US Airways Group Inc.  ..................   120,200      4,207,000
                                                     -------------
                                                         7,043,350
                                                     -------------
Automotive 1.1%
Budget Group Inc. Cl. A*  ...............    73,700      2,542,650
                                                     -------------
Hotel & Restaurant 5.4%
Apple South Inc.    .....................    59,700        910,425
Extended Stay America Inc.*  ............   155,700      2,452,275
HFS Inc.*  ..............................   161,600      9,372,800
                                                     -------------
                                                        12,735,500
                                                     -------------
Recreation 4.2%
Clear Channel Communications Inc.*    ...    29,400      1,808,100
Evergreen Media Corp. Cl A   ............    31,600      1,410,150
Florida Panthers Holdings Inc. Cl. A*        10,800        261,900
Oakley Inc.*  ...........................   180,700      2,541,094
Walt Disney Co.  ........................    16,400      1,316,100
Westinghouse Electric Corp.  ............   114,000      2,636,250
                                                     -------------
                                                         9,973,594
                                                     -------------
Retail Trade 6.1%
Borders Group Inc.*    ..................   134,800      3,252,050
Converse Inc.*   ........................   183,900      4,068,787
Gucci Group NV*  ........................    10,300        663,063
Jones Apparel Group Inc.*    ............    79,600      3,800,900
Linens 'n Things Inc.*    ...............    54,700      1,620,487
Proffitts Inc.*  ........................    26,600      1,167,075
                                                     -------------
                                                        14,572,362
                                                     -------------
Textile & Apparel 1.6%
Men's Wearhouse, Inc.*    ...............   117,700      3,707,550
                                                     -------------
Total Consumer Cyclical   ........................      50,575,006
                                                      -------------
Consumer Staple 31.6%
Business Service 9.2%
Aspect Telecommunications Corp.*   ......    17,800        396,050
Caribiner International Inc.*   .........   125,000      4,078,125
Creative Technology Ltd.*    ............   160,900      2,735,300
HBO & Co.  ..............................    32,900      2,265,987


                                                        Value
                                           Shares      (Note 1)
                                          ---------  -------------
Business Service (cont'd)
Maximus Inc.*    ........................     4,700   $     84,013
Republic Industries Inc.*    ............   222,900      5,544,637
U.S. Office Products Co.*    ............   216,300      6,610,669
                                                     -------------
                                                        21,714,781
                                                     -------------
Drug 8.5%
Eli Lilly & Co.  ........................    54,400      5,946,600
Pfizer Inc.   ...........................    49,300      5,891,350
Vertex Pharmaceuticals Inc.*    .........    53,500      2,046,375
Warner-Lambert Co.  .....................    49,400      6,137,950
                                                     -------------
                                                        20,022,275
                                                     -------------
Food & Beverage 0.5%
Starbucks Corp.*    .....................    32,100      1,249,894
                                                     -------------
Hospital Supply 5.1%
Aetna Inc.    ...........................    20,100      2,057,737
Boston Scientific Corp.*  ...............    41,000      2,518,937
Guidant Corp.    ........................    56,800      4,828,000
Trigon Healthcare Inc.*   ...............    78,100      1,893,925
Wellpoint Health Networks Inc. Cl. A*        16,300        747,763
                                                     -------------
                                                        12,046,362
                                                     -------------
Personal Care 6.4%
Avon Products Inc.  .....................    65,100      4,593,619
Colgate-Palmolive Co.  ..................    73,000      4,763,250
Gillette Co.  ...........................    62,400      5,912,400
                                                     -------------
                                                        15,269,269
                                                     -------------
Printing & Publishing 0.9%
Big Flower Press Holdings Inc.*    ......    55,700      1,155,775
Journal Register Co.*  ..................    49,400        981,825
                                                     -------------
                                                         2,137,600
                                                     -------------
Tobacco 1.0%
Philip Morris Companies, Inc.   .........    53,500      2,374,063
                                                     -------------
Total Consumer Staple  ..................               74,814,244
                                                     -------------
Energy 2.9%
Oil 0.6%
Chesapeake Energy Corp.*  ...............    17,800        174,663
ENI SPA ADR   ...........................    23,800      1,344,700
                                                     -------------
                                                         1,519,363
                                                     -------------
Oil Service 2.3%
Diamond Offshore Drilling Inc.*    ......    15,400      1,203,125
Ensco International Inc.*    ............    21,600      1,139,400
Schlumberger Ltd.   .....................    18,900      2,362,500
Weatherford Enterra Inc.*    ............    18,800        723,800
                                                     -------------
                                                         5,428,825
                                                     -------------
Total Energy  ...........................                6,948,188
                                                     -------------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

                                                            Value
                                               Shares      (Note 1)
                                             ---------   ------------
Finance 13.7%
Bank 7.2%
BankAmerica Corp.   ........................    56,800   $  3,667,150
Chase Manhattan Corp.  .....................    48,000      4,659,000
Citicorp   .................................    40,300      4,858,669
H.F. Ahmanson & Co.    .....................    29,100      1,251,300
NationsBank Corp.   ........................    25,900      1,670,550
Unibanco Holdings SA GDR*    ...............    24,600        913,275
                                                        -------------
                                                           17,019,944
                                                        -------------
Financial Service 1.1%
Merrill Lynch & Company Inc.    ............    43,400      2,587,725
                                                        -------------
Insurance 5.4%
Ace Ltd.   .................................    22,600      1,669,575
Allstate Corp.   ...........................    11,800        861,400
AMBAC Inc.    ..............................    47,900      3,658,362
Hartford Financial Services Group, Inc.*        23,400      1,936,350
Provident Companies, Inc.    ...............    27,500      1,471,250
Travelers Group Inc.   .....................    51,100      3,222,494
                                                        -------------
                                                           12,819,431
                                                        -------------
Total Finance    ....................................      32,427,100
                                                         -------------
Science & Technology 26.5%
Aerospace 1.4%
Boeing Co.    ..............................    61,700      3,273,956
                                                        -------------
Computer Software & Service 8.8%
America Online Inc.*   .....................    55,000      3,059,375
Computer Associates International Inc.   ...    27,500      1,531,406
EMC Corp.*    ..............................    31,400      1,224,600
Informix Corp.*  ...........................    51,500        463,500
McAfee Associates Inc.*   ..................    48,500      3,061,563
Microsoft Corp.*    ........................    27,800      3,513,225
Oracle Systems Corp.*  .....................    62,400      3,143,400
Westell Technologies, Inc. Cl. A*  .........    94,000      2,350,000
Xilinx Inc.*  ..............................    51,200      2,512,000
                                                        -------------
                                                           20,859,069
                                                        -------------
Electronic Components 5.0%
Altera Corp.*    ...........................    73,200      3,696,600
Intel Corp.*  ..............................     7,800      1,106,138
Lattice Semiconductor Corp.* ...............    20,700      1,169,550
LSI Logic Corp.* ...........................    33,500      1,072,000
RF Micro Devices Inc.* .....................     4,200         80,325
Sanmina Corp.*   ...........................    56,400      3,581,400
Texas Instruments Inc.    ..................    13,800      1,160,062
                                                        -------------
                                                           11,866,075
                                                        -------------


                                                            Value
                                               Shares      (Note 1)
                                             ---------   ------------
Electronic Equipment 9.5%
Advanced Fibre Communications, Inc.*  ......    59,900   $  3,616,462
Applied Materials Inc.*   ..................    35,200      2,492,600
ASM Lithography Holdings NV* ...............    24,400      1,427,400
KLA-Tencor Corp.*   ........................    22,900      1,116,375
Motorola Inc.    ...........................    46,000      3,496,000
Qwest Communications International
  Inc.* ....................................    15,600        425,100
Tellabs Inc.* ..............................    41,100      2,296,463
Teradyne Inc.*   ...........................    54,700      2,146,975
Thermo Electron Corp.* .....................   159,100      5,409,400
                                                        -------------
                                                           22,426,775
                                                        -------------
Office Equipment 1.8%
Dell Computer Corp.*   .....................    12,400      1,456,225
Sun Microsystems Inc.* .....................    77,400      2,880,731
                                                        -------------
                                                            4,336,956
                                                        -------------
Total Science & Technology   ...............               62,762,831
                                                        -------------
Utility 4.5%
Natural Gas 0.4%
Calpine Corp.*   ...........................    48,400        919,600
                                                        -------------
Telephone 4.1%
Compania Anonima Nacional Telefonos de
  Venezuela ADR* ...........................   226,500      9,767,812
                                                        -------------
Total Utility    ...........................               10,687,412
                                                        -------------
Total Common Stocks (Cost $202,900,879)  ...              239,239,169
                                                        -------------

                                Principal   Maturity
                                 Amount       Date
                               ------------ -----------
SHORT-TERM OBLIGATIONS 2.8%
Ford Motor Credit Co., 5.49% . $2,717,000   7/01/1997       2,717,000
Ford Motor Credit Co., 5.50% .  1,493,000   7/01/1997       1,493,000
Ford Motor Credit Co., 5.56% .  2,480,000   7/01/1997       2,480,000
                                                          -----------
Total Short-Term Obligations (Cost $6,690,000)   .......    6,690,000
                                                          ------------
Total Investments (Cost $209,590,879)--103.8% ..........  245,929,169
Cash and Other Assets, Less Liabilities--(3.8%)  .......   (9,059,228)
                                                          ------------
Net Assets--100.0%    .................................. $236,869,941
                                                          ============


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GROWTH FUND

Federal Income Tax Information:
At June 30, 1997, the net unrealized appreciation of
 investments based on cost for Federal income tax
 purposes of $209,069,322 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost    .......................................  $  40,106,005
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax
  cost over value  .......................................     (3,246,158)
                                                            -------------
                                                            $  36,859,847
                                                            =============

-------------------------------------
* Nonincome-producing securities
 ADR and GDR stand for American Depositary Receipt and Global Depositary Receipt, respectively, representing ownership of foreign securities.

---------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------
 June 30, 1997 (Unaudited)

Assets
Investments, at value (Cost $209,590,879) (Note 1)  ...   $245,929,169
Cash   ................................................         16,300
Receivable for securities sold    .....................     10,378,579
Receivable for fund shares sold   .....................         30,690
Dividends and interest receivable    ..................         21,671
Other assets    .......................................          5,056
                                                          -------------
                                                           256,381,465
Liabilities
Payable for securities purchased  .....................     19,171,998
Payable for fund shares redeemed  .....................        121,528
Accrued management fee (Note 2)   .....................         92,218
Accrued distribution and service fees (Note 4)   ......         38,242
Accrued transfer agent and shareholder services
  (Note 2)   ..........................................         30,016
Accrued trustees' fees (Note 2)   .....................         13,853
Other accrued expenses   ..............................         43,669
                                                          -------------
                                                            19,511,524
                                                          -------------
Net Assets                                                $236,869,941
                                                          =============
Net Assets consist of:
 Undistributed net investment income    ...............   $    314,449
 Unrealized appreciation of investments    ............     36,338,290
 Accumulated net realized gain    .....................      8,465,942
 Shares of beneficial interest    .....................    191,751,260
                                                          -------------
                                                          $236,869,941
                                                          =============
Net Asset Value and redemption price per share of
  Class A shares ($18,387,636 [divided by] 2,432,390
  shares of  beneficial interest)   ...................          $7.56
                                                          =============
Maximum Offering Price per share of Class A shares
  ($7.56 [divided by] .955) ...........................          $7.92
                                                          =============
Net Asset Value and offering price per share of
  Class B shares ($36,586,418 [divided by] 5,001,574
  shares of beneficial interest)*  ....................          $7.31
                                                          =============
Net Asset Value, offering price and redemption price
  per share of Class C shares ($176,357,343 [divided
  by] 23,234,260 shares of beneficial interest)   .....          $7.59
                                                          =============
Net Asset Value and offering price per share of
  Class D shares ($5,538,544 [divided by] 757,366
  shares of beneficial interest)*  ....................          $7.31
                                                          =============


-------------------------------------
* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GROWTH FUND
-----------------------
STATEMENT OF OPERATIONS
-----------------------
For the six months ended June 30, 1997 (Unaudited)

Investment Income
Dividends    .............................................     $   615,941
Interest  ................................................         671,123
                                                              ------------
                                                                 1,287,064
Expenses
Management fee (Note 2)  .................................         540,320
Custodian fee   ..........................................          71,144
Transfer agent and shareholder services (Note 2)    ......          69,225
Service fee--Class A (Note 4)  ...........................          21,554
Distribution and service fees--Class B (Note 4)  .........         167,813
Distribution and service fees--Class D (Note 4)  .........          27,501
Registration fees  .......................................          16,503
Reports to shareholders  .................................          15,672
Audit fee    .............................................          15,051
Trustees' fees (Note 2)  .................................          14,939
Legal fee    .............................................           3,605
Miscellaneous   ..........................................           9,288
                                                              ------------
                                                                   972,615
                                                              ------------
Net investment income    .................................         314,449
                                                              ------------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 3)    ......       8,388,542
Net unrealized appreciation of investments    ............       3,980,474
                                                              ------------
Net gain on investments  .................................      12,369,016
                                                              ------------
Net increase in net assets resulting from operations   .       $12,683,465
                                                              ============

----------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------


                                         Six months ended
                                           June 30, 1997       Year ended
                                            (Unaudited)     December 31, 1996
                                         ------------------ ------------------
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)   .........   $    314,449       $    (421,667)
Net realized gain on investments  ......      8,388,542          25,313,329
Net unrealized appreciation of
  investments   ........................      3,980,474           1,008,895
                                           ------------       -------------
Net increase resulting from
  operations    ........................     12,683,465          25,900,557
                                           ------------       -------------
Dividend from net investment income:
 Class A  ..............................            --                  --
 Class C  ..............................            --             (212,810)
                                           ------------       -------------
                                                    --             (212,810)
                                           ------------       -------------
Distribution from net realized gains:
 Class A  ..............................            --           (1,432,492)
 Class B  ..............................            --           (3,063,722)
 Class C  ..............................            --          (17,829,679)
 Class D  ..............................            --             (542,316)
                                           ------------       -------------
                                                    --          (22,868,209)
                                           ------------       -------------
Net increase (decrease) from fund
  share transactions (Note 5)  .........     (4,844,965)         24,343,911
                                           ------------       -------------
Total increase in net assets   .........      7,838,500          27,163,449
Net Assets
Beginning of period   ..................    229,031,441         201,867,992
                                           ------------       -------------
End of period (including undistributed
  net investment income of $314,449
  and $0, respectively)  ...............   $236,869,941       $ 229,031,441
                                           ============       =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GROWTH FUND
--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1997

Note 1
State Street Research Growth Fund (the "Fund"), is a series of State Street Research Growth Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized in February, 1989 as a successor to State Street Growth Fund, Inc., a Massachusetts corporation. The Fund is presently the only series of the Trust.

The investment objective of the Fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the Fund invests primarily in equity securities believed by the Investment Adviser to have better than average growth potential over the years.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay a service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments in Securities
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of average cost of securities delivered.

B. Federal Income Taxes
No provision for Federal income taxes is necessary since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any Federal Excise Tax under Section 4982 of the Internal Revenue Code.

C. Dividends
Dividends from net investment income, if any, are declared and paid or reinvested semiannually. Net realized capital gains are distributed annually.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to the disposition of securities that have different bases for financial reporting and tax purposes.

D. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2
The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into a contract that provides for an annual fee equal to 0.475% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 1997, the fees pursuant to such agreement amounted to $540,320.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended June 30, 1997, the amount of such expenses was $20,845.

The fees of the Trustees not currently affiliated with the Adviser amounted to $14,939 during the six months ended June 30, 1997.

Note 3
For the six months ended June 30, 1997, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $444,880,141 and $442,291,298, respectively.

STATE STREET RESEARCH GROWTH FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

Note 4
The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 1997, fees pursuant to such plan amounted to $21,554, $167,813 and $27,501 for Class A, Class B and Class D shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan earned initial sales charges aggregating $11,756 and $75,677, respectively, on sales of Class A shares of the Fund during the six months ended June 30, 1997, and that MetLife Securities, Inc. earned commissions aggregating $190,394 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $34,369 and $165 on redemptions of Class B and Class D shares, respectively, during the same period.

Note 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At June 30, 1997, the Adviser owned one share each of Class A, Class B and Class D of the Fund. Share transactions were as follows:

                                                                           Six months ended
                                                                             June 30, 1997
                                                                              (Unaudited)
                                                                   ---------------------------------
Class A                                                                Shares           Amount
------------------------------------------------------------------ ---------------- ----------------
Shares sold    ...................................................     1,508,895     $  10,942,546
Issued upon reinvestment of distribution from net realized gains              --                --
Shares redeemed   ................................................    (1,195,247)       (8,578,818)
                                                                    ------------     -------------
Net increase   ...................................................       313,648     $   2,363,728
                                                                    ============     =============
Class B                                                                 Shares           Amount
------------------------------------------------------------------ ------------      -------------
Shares sold ......................................................     1,149,641     $   8,114,739
Issued upon reinvestment of distribution from net realized gains              --                --
Shares redeemed   ................................................      (621,246)       (4,377,609)
                                                                    ------------     -------------
Net increase   ...................................................       528,395     $   3,737,130
                                                                    ============     =============
Class C                                                                 Shares           Amount
------------------------------------------------------------------ ------------      -------------
Shares sold ......................................................        56,272     $     404,799
Issued upon reinvestment of:
 Distribution from net realized gains  ...........................            --                --
 Dividend from net investment income   ...........................            --                --
Shares redeemed   ................................................    (1,489,138)      (11,025,361)
                                                                    ------------     -------------
Net decrease   ...................................................    (1,432,866)    $ (10,620,562)
                                                                    ============     =============
Class D                                                                 Shares           Amount
------------------------------------------------------------------ ------------      -------------
Shares sold ......................................................       307,209     $   2,247,695
Issued upon reinvestment of distribution from net realized gains              --                --
Shares redeemed   ................................................      (352,742)       (2,572,956)
                                                                    ------------     -------------
Net increase (decrease)    .......................................       (45,533)    $    (325,261)
                                                                    ============     =============


                                                                             Year ended
                                                                          December 31, 1996
                                                                   -------------------------------
Class A                                                               Shares          Amount
------------------------------------------------------------------ -------------- ----------------
Shares sold    ...................................................    1,847,928    $  14,383,066
Issued upon reinvestment of distribution from net realized gains        195,417        1,399,231
Shares redeemed   ................................................     (263,591)      (2,062,377)
                                                                    -----------    -------------
Net increase   ...................................................    1,779,754    $  13,719,920
                                                                    ===========    =============
Class B                                                                Shares          Amount
------------------------------------------------------------------ -----------     -------------
Shares sold ......................................................    2,947,485    $  22,502,916
Issued upon reinvestment of distribution from net realized gains        369,233        2,566,243
Shares redeemed   ................................................     (395,250)      (2,996,738)
                                                                    -----------    -------------
Net increase   ...................................................    2,921,468    $  22,072,421
                                                                    ===========    =============
Class C                                                                Shares          Amount
------------------------------------------------------------------ -----------     -------------
Shares sold ......................................................      114,007    $     899,665
Issued upon reinvestment of:
 Distribution from net realized gains  ...........................      807,652        5,802,306
 Dividend from net investment income   ...........................        4,457           36,774
Shares redeemed   ................................................   (2,836,294)     (21,897,052)
                                                                    -----------    -------------
Net decrease   ...................................................   (1,910,178)   $ (15,158,307)
                                                                    ===========    =============
Class D                                                                Shares          Amount
------------------------------------------------------------------ -----------     -------------
Shares sold ......................................................      462,926    $   3,510,341
Issued upon reinvestment of distribution from net realized gains         71,693          498,203
Shares redeemed   ................................................      (39,411)        (298,667)
                                                                    -----------    -------------
Net increase (decrease)    .......................................      495,208    $   3,709,877
                                                                    ===========    =============

STATE STREET RESEARCH GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding throughout each period:

                                                              Class A
                                        ---------------------------------------------------
                                                                   Year ended December 31
                                            Six months ended      -------------------------
                                             June 30, 1997
                                             (Unaudited)***         1996***      1995***
                                        ------------------------- ------------ ------------
Net asset value, beginning of period            $  7.17             $  7.02     $  7.09
                                                -------             -------     -------
Net investment income (loss)                       0.01               (0.03)       0.01
Net realized and unrealized gain
 (loss) on investments                             0.38                0.93        2.30
                                                -------             -------     -------
 Total from investment operations                  0.39                0.90        2.31
                                                -------             -------     -------
Dividends from net investment income                 --                  --       (0.02)
Distributions from net realized gains                --               (0.75)      (2.36)
                                                -------             -------     -------
 Total distributions                                 --               (0.75)      (2.38)
                                                -------             -------     -------
Net asset value, end of period                  $  7.56             $  7.17     $  7.02
                                                =======             =======     =======
Total return                                       5.59%++            12.65%+     32.57%+
Net assets at end of period (000s)              $18,388             $15,181     $ 2,379
Ratio of operating expenses to
 average net assets                                0.91%[dbldag]       0.90%       0.89%
Ratio of net investment income
 (loss) to average net assets                      0.23%[dbldag]      (0.34)%      0.12%
Portfolio turnover rate                          203.11%             237.85%     234.43%
Average commission rate@                        $0.0380             $0.0331          --


                                                                                                  Class B
                                                                                 -----------------------------------------
                                                                                                              Year ended
                                                 Year ended December 31                                       December 31
                                                -------------------------             Six months ended        ------------
                                                                                        June 30, 1997
                                            1994                1993*                  (Unaudited)***           1996***
                                        -------------- ------------------------- ---------------------------- ------------
Net asset value, beginning of period       $ 8.50           $ 9.63                       $  6.96               $  6.89
                                           -------          ------                       -------               -------
Net investment income (loss)                 0.05             0.06                         (0.02)                (0.08)
Net realized and unrealized gain
 (loss) on investments                      (0.38)            0.37                          0.37                  0.90
                                           -------          ------                       -------               -------
 Total from investment operations           (0.33)            0.43                          0.35                  0.82
                                           -------          ------                       -------               -------
Dividends from net investment income        (0.05)           (0.08)                           --                    --
Distributions from net realized gains       (1.03)           (1.48)                           --                 (0.75)
                                           -------          ------                       -------               -------
 Total distributions                        (1.08)           (1.56)                           --                 (0.75)
                                           -------          ------                       -------               -------
Net asset value, end of period             $ 7.09           $ 8.50                       $  7.31               $  6.96
                                           =======          ======                       =======               =======
Total return                                (3.83)%+          4.52%++                       5.18%++              11.73%+
Net assets at end of period (000s)         $  719           $  602                       $36,586               $31,119
Ratio of operating expenses to
 average net assets                          0.90%            0.96%[dbldag]                 1.66%[dbldag]         1.65%
Ratio of net investment income
 (loss) to average net assets                0.54%            0.48%[dbldag]                (0.53)%[dbldag]       (1.07)%
Portfolio turnover rate                     57.18%           68.36%                       203.11%               237.85%
Average commission rate@                        --              --                       $0.0380               $0.0331


                                                         Year ended December 31
                                        ------------------------------------------------
                                          1995***        1994                 1993**
                                        ------------ -------------- --------------------
Net asset value, beginning of period    $  7.02       $  8.46               $  9.56
                                        -------        ------               -------
Net investment income (loss)              (0.06)        (0.00)                 0.03
Net realized and unrealized gain
 (loss) on investments                     2.29         (0.41)                 0.42
                                        -------        ------               -------
 Total from investment operations          2.23         (0.41)                 0.45
                                        -------        ------               -------
Dividends from net investment income         --            --                 (0.07)
Distributions from net realized gains     (2.36)        (1.03)                (1.48)
                                        -------        ------               -------
 Total distributions                      (2.36)        (1.03)                (1.55)
                                        -------        ------               -------
Net asset value, end of period          $  6.89       $  7.02               $  8.46
                                        =======       =======               =======
Total return                              31.71%+       (4.80)%+               4.64%++
Net assets at end of period (000s)      $10,684       $ 1,544               $   986
Ratio of operating expenses to
 average net assets                        1.63%         1.63%                 1.71%[dbldag]
Ratio of net investment income
 (loss) to average net assets             (0.69)%       (0.20)%               (0.36)%[dbldag]
Portfolio turnover rate                  234.43%        57.18%                68.36%
Average commission rate@                     --            --                    --

                                                              Class C
                                        ---------------------------------------------------
                                                              Year ended December 31
                                       Six months ended      -------------------------
                                        June 30, 1997
                                        (Unaudited)***         1996***      1995***
                                      ------------------------- ------------ ------------
Net asset value, beginning of period    $   7.18           $    7.02          $    7.08
                                        --------           ---------          ---------
Net investment income (loss)                0.02               (0.00)              0.04
Net realized and unrealized
 gain (loss) on investments                 0.39                0.92               2.29
                                        --------           ---------          ---------
 Total from investment operations           0.41                0.92               2.33
                                        --------           ---------          ---------
Dividends from net investment income          --               (0.01)             (0.03)
Distributions from net realized gains         --               (0.75)             (2.36)
                                        --------           ---------          ---------
 Total distributions                          --               (0.76)             (2.39)
                                        --------           ---------          ---------
Net asset value, end of period          $   7.59           $    7.18          $    7.02
                                        ========           =========          =========
Total return                                5.86%++            12.74%+            33.02%+
Net assets at end of period (000s)      $176,357           $ 177,147          $ 186,689
Ratio of operating expenses to
 average net assets                         0.66%[dbldag]       0.65%              0.64%
Ratio of net investment income
 (loss) to average net assets               0.47%[dbldag]      (0.06)%             0.43%
Portfolio turnover rate                   203.11%             237.85%            234.43%
Average commission rate@                $ 0.0380           $  0.0331                 --
[diamond]After provision for Federal
 tax on retained capital gains
 at end of period of                          --                  --                 --



                                                                                                Class D
                                                                               -----------------------------------------
                                                                                                            Year ended
                                               Year ended December 31                                      December 31
                                               -----------------------             Six months ended        ------------
                                                                                      June 30, 1997
                                            1994          1993        1992           (Unaudited)***           1996***
                                        -------------- ----------- ----------- ---------------------------- ------------
Net asset value, beginning of period     $    8.51     $   9.26    $   9.14             $  6.95              $  6.88
                                         ---------     --------    --------             -------              -------
Net investment income (loss)                  0.07         0.09        0.14               (0.02)               (0.08)
Net realized and unrealized
 gain (loss) on investments                  (0.40)        0.74        0.15                0.38                 0.90
                                         ---------     --------    --------             -------              -------
 Total from investment operations            (0.33)        0.83        0.29                0.36                 0.82
                                         ---------     --------    --------             -------              -------
Dividends from net investment income         (0.07)       (0.10)      (0.14)                 --                   --
Distributions from net realized gains        (1.03)       (1.48)      (0.03)                 --                (0.75)
                                         ---------     --------    --------             -------              -------
 Total distributions                         (1.10)       (1.58)      (0.17)                 --                (0.75)
                                         ---------     --------    --------             -------              -------
Net asset value, end of period           $    7.08     $   8.51    $   9.26             $  7.31              $  6.95
                                         =========     ========    ========             =======              =======
Total return                                 (3.82)%+    8.94%+      5.71%+                5.18%++             11.89%+
Net assets at end of period (000s)       $ 186,108     $ 250,786   $ 263,781            $ 5,539              $ 5,584
Ratio of operating expenses to
 average net assets                           0.64%        0.66%       0.57%               1.66%[dbldag]        1.65%
Ratio of net investment income
 (loss) to average net assets                 0.78%        0.92%       1.56%              (0.54)%[dbldag]      (1.07)%
Portfolio turnover rate                      57.18%       68.36%      35.60%             203.11%              237.85%
Average commission rate@                        --           --          --             $0.0380              $0.0331
[diamond] After provision for Federal
 tax on retained capital gains
 at end of period of                            --           --    $   0.22                  --                   --



                                                   Year ended December 31
                                        -----------------------------------------------
                                          1995***        1994            1993**
                                        ------------ -------------- -------------------
Net asset value, beginning of period    $  7.02      $     8.45         $  9.56
                                        -------      ----------         -------
Net investment income (loss)              (0.06)          (0.00)           0.03
Net realized and unrealized
 gain (loss) on investments                2.28           (0.40)           0.41
                                        -------      ----------         -------
 Total from investment operations          2.22           (0.40)           0.44
                                        -------      ----------         -------
Dividends from net investment income         --              --           (0.07)
Distributions from net realized gains     (2.36)          (1.03)          (1.48)
                                        -------      ----------         -------
 Total distributions                      (2.36)          (1.03)          (1.55)
                                        -------      ----------         -------
Net asset value, end of period          $  6.88      $     7.02         $  8.45
                                        =======      ==========         =======
Total return                              31.57%+         (4.68)%+         4.59%++
Net assets at end of period (000s)      $ 2,117      $      384         $   242
Ratio of operating expenses to
 average net assets                        1.63%           1.63%           1.71%[dbldag]
Ratio of net investment income
 (loss) to average net assets             (0.67)%         (0.20)%         (0.34)%[dbldag]
Portfolio turnover rate                  234.43%          57.18%          68.36%
Average commission rate@                     --              --              --
[diamond] After provision for Federal
 tax on retained capital gains
 at end of period of                         --              --              --

--------------------------------------------------------------------------------
 * March 16, 1993 (commencement of share class designations) to December 31,
1993.
 ** March 18, 1993 (commencement of share class designations) to December 31, 1993.
*** Per-share figures have been calculated using the average shares method.
 [dbldag] Annualized
 + Total return figures do not reflect any front-end or contingent deferred sales charges.
 ++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.
 @ Average commission rate per share paid for security trades beginning with the fiscal year ended December 31, 1996.

STATE STREET RESEARCH GROWTH FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH GROWTH TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Growth Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Mintz, Levin, Cohn, Ferris,
Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Frederick R. Kobrick
Vice President

Dudley F. Wade
Vice President

James M. Weiss
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Steve A. Garban
Retired; formerly Senior Vice
President for Finance and
Operations and Treasurer, The
Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Associate, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

[back cover]

State Street Research Growth Fund
One Financial Center
Boston, MA 02111


Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 600


Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
        State Street Research
        Shareholder Services
        P.O. Box 8408
        Boston, MA 02266-8408

[State Street Research Logo]

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Growth Fund prospectus. When used after September 30, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  4102-970820(0998)SSR-LD                         GF-750D-897IBS